UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22978

Corsair Opportunity Fund
(Exact name of registrant as specified in charter)

366 Madison Avenue, 12th Floor New York, New York 10017
(Address of principal executive offices) (Zip code)

Thomas Hess Corsair Capital Management, L.P. 366 Madison Avenue, 12th Floor New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 949-3000

Date of fiscal year end: Sep 30

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments.

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 61.1%
	AIRLINES – 0.1%
428	Japan Airlines Co., Ltd.[1]	$13,644

	AUTOMOBILES – 0.1%
1,638	Fiat Chrysler Automobiles NV1	10,025
127	General Motors Co.	3,594

		13,619

	BASIC & DIVERSIFIED CHEMICALS – 2.2%
31	LyondellBasell Industries NV, Class A1	2,307
12,817	Olin Corp.	318,374

		320,681

	BUILDING SUB CONTRACTORS – 1.0%
4,231	Installed Building Products, Inc.[2]	153,543

	CABLE & SATELLITE – 0.9%
291	EchoStar Corp., Class A2	11,553
1,878	Liberty Global PLC1 2	53,805
236	Liberty Global PLC LiLAC, Class A1 2	7,597
235	Liberty Global PLC LiLAC, Class C1 2	7,619
1,886	Liberty Global PLC, Class A1 2	54,807

		135,381

	CATALOG & TV BASED RETAILERS – 2.7%
15,842	Liberty Interactive Corp. QVC Group, Class A2	401,912

	COAL OPERATIONS – 0.2%
1,605	CONSOL Energy, Inc.	25,825
333	Westmoreland Coal Co.[2]	3,170

		28,995

	COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS – 0.1%
140	Honeywell International, Inc.	16,285

	COMMUNICATIONS EQUIPMENT – 1.3%
6,378	CommScope Holding Co., Inc.[2]	197,909

	CONSUMER FINANCE – 3.5%
15,340	Ally Financial, Inc.	261,854
1,008	Discover Financial Services	54,018
5,966	Element Financial Corp.	63,262
5,492	Synchrony Financial[2]	138,838

		517,972

	CONTAINERS & PACKAGING – 0.4%
26,846	Orora Ltd.[1]	55,262

	DEFENSE PRIMES – 2.7%
4,679	Orbital ATK, Inc.	398,370

	DIVERSIFIED BANKS – 0.6%
2,169	Citigroup, Inc.	91,944

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	ELECTRICAL POWER EQUIPMENT – 1.3%
2,094	Babcock & Wilcox Enterprises, Inc.[2]	$30,761
4,600	BWX Technologies, Inc.	164,542

		195,303

	ENTERTAINMENT FACILITIES – 1.0%
269	Madison Square Garden Co.[2]	46,405
1,656	Six Flags Entertainment Corp.	95,965

		142,370

	FLOW CONTROL EQUIPMENT – 0.9%
2,164	Pentair PLC[1]	126,140

	FOOD & DRUG STORES – 1.0%
561	CVS Health Corp.	53,710
1,067	Walgreens Boots Alliance, Inc.	88,849

		142,559

	FOOD SERVICES – 2.1%
9,449	Aramark	315,786

	HEALTH CARE SERVICES – 1.3%
2,040	Enzo Biochem, Inc.[2]	12,179
2,773	Quintiles Transnational Holdings, Inc.[2]	181,132

		193,311

	HOUSEHOLD PRODUCTS – 1.6%
3,696	Clearwater Paper Corp.[2]	241,607

	INDUSTRIAL DISTRIBUTORS & RENTAL – 2.1%
9,141	HD Supply Holdings, Inc.[2]	318,290

	INFORMATION SERVICES – 2.7%
15,620	IMS Health Holdings, Inc.[2]	396,123

	INSTITUTIONAL TRUST, FIDUCIARY & CUSTODY – 0.2%
441	State Street Corp.	23,779

	INSURANCE BROKERS – 4.1%
4,361	Aon PLC[1]	476,352
1,115	Willis Towers Watson PLC[1]	138,606

		614,958

	INTERNET BASED SERVICES – 0.4%
95	Liberty TripAdvisor Holdings, Inc., Class A2	2,079
1,702	Liberty Ventures[2]	63,093

		65,172

	INTERNET MEDIA – 2.8%
7,438	IAC/InterActiveCorp	418,759

	INVESTMENT MANAGEMENT – 1.5%
22,014	NorthStar Asset Management Group Inc.	224,763

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	LIFE INSURANCE – 2.4%
729	MetLife, Inc.	$29,036
13,405	Voya Financial, Inc.	331,908

		360,944

	LIFE SCIENCE EQUIPMENT – 1.6%
8,370	VWR Corp.[2]	241,893

	LODGING – 3.4%
16,583	Diamond Resorts International, Inc.[2]	496,827
630	Interval Leisure Group, Inc.	10,017

		506,844

	MARINE SHIPPING – 0.0%
420	Teekay Corp.[1]	2,995

	MEDICAL DEVICES – 0.0%
114	Integer Holdings Corp.[2]	3,526

	MORTGAGE FINANCE – 0.0%
495	Nationstar Mortgage Holdings, Inc.[2]	5,574

	OTHER COMMERCIAL SERVICES – 2.5%
8,729	KAR Auction Services, Inc.	364,348

	OTHER FINANCIAL SERVICES – 0.2%
1,081	Encore Capital Group, Inc.[2]	25,436

	PACKAGED FOOD – 0.1%
230	Nestle SA ADR[1]	17,781

	POWER GENERATION – 0.5%
5,182	Calpine Corp.[2]	76,434

	PROPERTY & CASUALTY INSURANCE – 1.4%
1,193	AmTrust Financial Services, Inc.	29,228
696	Berkshire Hathaway, Inc., Class B2	100,774
184	Loews Corp.	7,561
3,151	National General Holdings Corp.	67,494

		205,057

	PUBLISHING & BROADCASTING – 2.7%
108	Liberty Media Corp., Class A2	2,067
434	Liberty SiriusXM Group, Class A2	13,610
14,752	News Corp., Class A	167,435
1,511	News Corp., Class B	17,634
6,608	Sinclair Broadcast Group Inc., Class A	197,315

		398,061

	REAL ESTATE SERVICES – 0.7%
32,999	Countrywide PLC[1]	107,888

	REFINING & MARKETING – 0.3%
298	Phillips 66	23,643

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	REFINING & MARKETING (CONTINUED)
239	Tesoro Corp.	$17,906

		41,549

	REINSURANCE – 0.3%
720	Endurance Specialty Holdings Ltd.[1]	48,355

	REIT – 3.6%
354	Equity Commonwealth[2]	10,312
773	Forest City Realty Trust, Inc.	17,246
3,769	NorthStar Realty Finance Corp.	43,080
497	Rouse Properties, Inc.	9,070
8,745	Ryman Hospitality Properties, Inc.	442,934
65	Simon Property Group, Inc.	14,098

		536,740

	SEMICONDUCTOR MANUFACTURING – 0.1%
703	Tower Semiconductor Ltd.1 2	8,731

	SPECIALTY CHEMICALS – 1.9%
9,766	Axalta Coating Systems Ltd.1 2	259,092
2,548	Ferroglobe PLC	21,938

		281,030

	TELECOM CARRIERS – 0.6%
3,146	Quebecor, Inc., Class B	90,143

	TOTAL COMMON STOCKS (Cost $8,836,037)	9,087,766

	INVESTMENT COMPANIES / ETFS – 3.3%
	INVESTMENT MANAGEMENT – 3.3%
2,002	Financial Select Sector SPDR Fund	45,705
1,337	iShares Russell 2000 ETF	153,715
1,032	OFS Capital Corp.	13,261
1,362	SPDR S&P 500 ETF Trust	285,380

		498,061

	TOTAL INVESTMENT COMPANIES / ETFS (Cost $461,822)	498,061

	SHORT-TERM INVESTMENTS – 36.4%
	MONEY MARKET FUNDS – 36.4%
5,408,508	Federated Treasury Obligations Fund 0.02%3 4	5,408,508

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,408,508)	5,408,508

	TOTAL INVESTMENTS –100.8% (Cost $14,706,367)	14,994,335

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	Liabilities in Excess of Other Assets – (0.8)%	(122,308)

	TOTAL NET ASSETS –100.0%	$14,872,027

	SHORT SECURITIES – (4.9)%
	COMMON STOCKS – (1.4)%
	AIRLINES – (0.1)%
(3,975)	ANA Holdings, Inc.[1]	$(11,209)

	AUTOMOBILES – (0.1)%
(827)	Ford Motor Co.	(10,395)

	CABLE & SATELLITE – 0.0%
(114)	Liberty Broadband Corp., Class C2	(6,840)

	ELECTRICAL POWER EQUIPMENT – (0.1)%
(526)	General Electric Co.	(16,558)

	HEALTH CARE SUPPLY CHAIN – (0.1)%
(336)	Diplomat Pharmacy, Inc.[2]	(11,760)

	INTERNET BASED SERVICES – (0.1)%
(133)	Expedia, Inc.	(14,138)
(19)	TripAdvisor, Inc.[2]	(1,222)

		(15,360)

	MARINE SHIPPING – (0.1)%
(192)	Kirby Corp.[2]	(11,979)

	OFFICE ELECTRONICS – 0.0%
(338)	Ricoh Co., Ltd.[1]	(2,893)

	PROPERTY & CASUALTY INSURANCE – 0.0%
(88)	CNA Financial Corp.	(2,765)

	PUBLISHING & BROADCASTING – (0.1)%
(3,887)	Sirius XM Holdings, Inc.[2]	(15,354)

	REFINING & MARKETING – (0.1)%
(238)	Valero Energy Corp.	(12,138)

	REIT – (0.5)%
(751)	Host Hotels & Resorts, Inc.	(12,174)
(383)	LaSalle Hotel Properties	(9,031)
(581)	National Retail Properties, Inc.	(30,049)
(98)	Simon Property Group, Inc.	(21,256)
(265)	Sunstone Hotel Investors, Inc.	(3,197)

		(75,707)

	SPECIALTY CHEMICALS – (0.1)%
(125)	PPG Industries, Inc.	(13,019)

	TOTAL COMMON STOCKS (Proceeds $(205,027))	(205,977)

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	SHORT SECURITIES (CONTINUED)
	INVESTMENT COMPANIES / ETFS – (3.5)%
	INVESTMENT MANAGEMENT – (3.5)%
(3,286)	iShares Russell 2000 ETF	$(377,791)
(500)	iShares U.S. Real Estate ETF	(41,150)
(937)	SPDR S&P Homebuilders ETF	(31,427)
(512)	Energy Select Sector SPDR Fund	(34,939)
(259)	iShares Russell 2000 Growth ETF	(35,530)

		(520,837)

	TOTAL INVESTMENT COMPANIES / ETFS (Proceeds $(530,155))	(520,837)

	TOTAL SHORT SECURITIES (Proceeds $(735,182))	(726,814)

1 Security country not located in the United States or Canada.
2 Non-income producing security.
3 Fair value of this security exceeds 25% of the Fund's Member's Capital. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.
4 The rate is the annualized seven-day yield at period end.

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Schedule of Investments
 June 30, 2016 (Unaudited)

1.   ORGANIZATION

Corsair Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on June 19, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is managed by Corsair Capital Management, L.P. (the “Adviser”), a Delaware limited partnership that is registered under the Investment Advisers Act of 1940, as amended.

The Fund’s investment objective is to achieve capital appreciation. The Fund pursues this objective by investing its assets primarily in long and short positions in equity securities of U.S. and Canadian companies. The Fund commenced investment operations on December 1, 2014. The Fund has established two classes of shares: Class A shares and Class I shares. Class I shares are offered to investors who meet certain requirements as discussed in the Fund’s prospectus and are not subject to a Minimum initial investment. The Minimum initial investment in Class A shares is $50,000, and $10,000 increments thereafter. Class A has a distribution and shareholder servicing fee computed at an annual rate of 0.50%. Class A shares are also subject to a sales load of up to 3.00%.

As of June 30, 2016, the Adviser owns approximately 67% of the outstanding Class I shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards (“ASC”) Topic 946, Financial-Services Investment Companies. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)   Securities Valuations

Domestic exchange traded equity securities (other than options) that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be at fair value as determined by the Board of Trustees (“Board”). Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Schedule of Investments (continued)
 June 30, 2016 (Unaudited)

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value pursuant to procedures adopted in good faith by the Board.

(b)   Security Transactions and Related Investment Income

Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Interest income and estimated expenses are accrued daily. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated proportionally to each share class.

(c)   Share Valuation

The net asset value per share of each class of the Fund is calculated by dividing the value of the Fund’s assets attributable to that class less all liabilities (including accrued expenses but excluding capital and surplus) attributable to that class by the number of that class’ shares outstanding. The value of the net assets of each class of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

(d)   Foreign Currency Translation

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Schedule of Investments (continued)
 June 30, 2016 (Unaudited)

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than in securities during each reporting period, and result from changes in the exchange rate.

(e)   Short Sales

The Fund may sell a security it does not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividends or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets.

(f)   Federal Income Taxes

The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income. If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

At June 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$14,772,170

Gross unrealized appreciation	$933,308
Gross unrealized depreciation	(711,143)

Net unrealized appreciation on investments	$222,165

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Schedule of Investments (continued)
 June 30, 2016 (Unaudited)

3.   FAIR VALUE MEASUREMENTS AND DISCLOSURES

Under the provision of FASB ASC Topic 820, Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments); or
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s assets and liabilities:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,087,766			9,087,766
Investment Companies/ETFS	498,061			498,061
Mutual Funds
Short-Term Investments	5,408,508			5,408,508
Total Assets	$14,994,335			14,994,335

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(205,977)			(205,977)
Investment Companies/ETFS	(520,837)			(520,837)
Total Liabilities	$(726,814)			(726,814)

As of June 30, 2016, the Fund did not hold any Level 2 or 3 securities. Transfers into and out of all Levels are accounted for as of the end of the reporting period. For the period ended June 30, 2016, there were no transfers among Levels.

Item 2. Controls and Procedures

a.)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)). Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b.)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Corsair Opportunity Fund

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	August 29, 2016

By	/s/ Thomas Hess
Title	Thomas Hess, Principal Financial Officer

Date	August 29, 2016